Financial Statements UBS Life Insurance Company USA Separate Account Year Ended December 31, 2010 With Report of Independent Registered Public Accounting Firm [Ernst & Young LLP]

UBS Life Insurance Company USA Separate Account

Financial Statements

Year Ended December 31, 2010

Contents

Report of Independent Registered Public Accounting Firm	1
Audited Financial Statements
Statements of Assets and Liabilities	2
Statements of Operations	3
Statements of Changes in Net Assets	4
Notes to Financial Statements	6

[Ernst & Young LLP]

Report of Independent Registered Public Accounting Firm

The Board of Directors
UBS Life Insurance Company USA Separate Account

We have audited the accompanying statement of assets and liabilities of each of the divisions of UBS Life Insurance Company USA Separate Account (the Account), comprising the Growth and Income, Growth, International Growth, Money Market, Balanced Wealth Strategy, and Intermediate Bond Divisions, as of December 31, 2010, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2010. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the fund companies, or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the divisions constituting UBS Life Insurance Company USA Separate Account at December 31, 2010, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.

/s/Ernst & Young LLP

April 25, 2011

UBS Life Insurance Company USA Separate Account
Statement of Assets and Liabilities December 31 ,2010
					Balanced Wealth Strategy Division
	Growth and Income Division		International Growth Division			Intermediate Bond Division
		Growth Division		Money Market Division

Assets
Investment in shares of mutual funds, at market	$384,754	$1,643,050	$690,574	$8,639	$309,643	$732,198

Liabilities	–	–	–	–	–	–
Net assets	$384,754	$1,643,050	$690,574	$8,639	$309,643	$732,198

Net assets:
Accumulation units with early withdrawal charges	$347,245	$1,632,218	$676,991	$8,639	$295,405	$714,361
Accumulation units without early withdrawal charges	31,413	7,845	3,917	–	–	3,368
Contracts in the annuitization period with early
withdrawal charges	–	2,987	1,059	–	7,901	–
Contracts in the annuitization period without early
withdrawal charges	6,096	–	8,607	–	6,337	14,469
Total net assets	$384,754	$1,643,050	$690,574	$8,639	$309,643	$732,198

Investments in shares of mutual funds, at cost	$478,516	$1,261,816	$660,398	$8,639	$339,294	$678,054
Shares of mutual funds owned	22,382.444	81,540.877	37,490.428	8,638.875	26,972.384	59,095.903

Accumulation units with early withdrawal charges:
Units outstanding	15,458.986	99,011.225	38,613.727	707.860	13,803.445	44,703.859
Unit value	$22.46	$16.49	$17.53	$12.20	$21.40	$15.98

Accumulation units without early withdrawal charges:
Units outstanding	1,400.880	493.730	251.487	–	–	217.074
Unit value	$22.42	$15.89	$15.58	$11.84	$20.88	$15.52

Contracts in the annuitization period with early
withdrawal charges:
Units outstanding	–	176.023	58.634	–	358.280	–
Unit value	$23.14	$16.97	$18.06	$12.57	$22.05	$16.46

Contracts in the annuitization period without early
withdrawal charges:
Units outstanding	266.965	–	542.681	–	297.929	915.823
Unit value	$22.83	$16.17	$15.86	$12.06	$21.27	$15.80

See accompanying notes.

UBS Life Insurance Company USA Separate Account

Statement of Operations

Year Ended December 31, 2010

	Growth and Income Division	Growth Division	International Growth Division	Money Market Division	Balanced Weath Strategy Division	Intermediate Bond Division
Income
Dividends	$–	$4,211	$12,734	$3	$7,813	$50,617

Expenses
Mortality and risk expense	5,778	24,768	10,104	496	4,868	14,623
Net investment (loss) income	(5,778)	(20,557)	2,630	(493)	2,945	35,994

Realized gain (loss) on investments:
Realized (loss) gain on sale of fund shares	(9,716)	28,603	(875)	–	(10,789)	26,410
Realized gain distributions	–	–	–	–	–	–
Total realized (loss) gain on investments	(9,716)	28,603	(875)	–	(10,789)	26,410

Change in unrealized appreciation of investments	55,674	194,182	68,768	–	34,578	11,463
Net increase (decrease) in net assets from operations	$40,180	$202,228	$70,524	$(493)	$26,734	$73,867

See accompanying notes.

UBS Life Insurance Company USA Separate Account

Statement of Changes in Net Assets

Year Ended December 31, 2010

	Growth and Income Division	Growth Division	International Growth Division	Money Market Division	Balanced Wealth Strategy Division	Intermediate Bond Division
Increase (decrease) in net assets from operations:
Net investment (loss) income	$(5,778)	$(20,557)	$2,630	$(493)	$2,945	$35,994
Net realized (loss) gain on investments	(9,716)	28,603	(875)	–	(10,789)	26,410
Change in unrealized appreciation
of investments	55,674	194,182	68,768	–	34,578	11,463
Net increase (decrease) in assets from operations	40,180	202,228	70,524	(493)	26,734	73,867

Contract transactions:
Contract distributions and terminations	(22,480)	(124,568)	(28,740)	(26,640)	(62,217)	(293,939)
Transfer payments (to) from other divisions	–	(1,168)	–	360	–	807
Actuarial adjustment in reserves for currently
payable annuity contracts	(824)	(362)	(935)	–	(1,455)	(1,574)
Net decrease in net assets from
contract transactions	(23,304)	(126,098)	(29,675)	(26,280)	(63,672)	(294,706)
Total increase (decrease) in net assets	16,876	76,130	40,849	(26,773)	(36,938)	(220,839)

Net assets at beginning of year	367,878	1,566,920	649,725	35,412	346,581	953,037
Net assets at end of year	$384,754	$1,643,050	$690,574	$8,639	$309,643	$732,198

See accompanying notes.

UBS Life Insurance Company USA Separate Account

Statement of Changes in Net Assets

Year Ended December 31, 2009

	Growth and Income Division	Growth Division	International Growth Division	Money Market Division	Balanced Wealth Strategy Division	Intermediate Bond Division
Increase (decrease) in net assets from operations:
Net investment income (loss)	$9,329	$(22,710)	$21,634	$(806)	$(2,388)	$22,257
Net realized gain (loss) on investments	(61,501)	(4,717)	(36,804)	–	(213,144)	(8,383)
Change in unrealized appreciation
of investments	118,729	422,820	226,394	–	280,513	137,960
Net increase (decrease) in assets from operations	66,557	395,393	211,224	(806)	64,981	151,834

Contract transactions:
Contract distributions and terminations	(107,448)	(182,759)	(182,903)	(44,775)	(445,471)	(228,435)
Transfer payments (to) from other divisions	–	(2,000)	–	609	–	1,391
Actuarial adjustment in reserves for currently
payable annuity contracts	(1,112)	(648)	(839)	–	(1,791)	(1,688)
Net decrease in net assets from
contract transactions	(108,560)	(185,407)	(183,742)	(44,166)	(447,262)	(228,732)
Total (decrease) increase in net assets	(42,003)	209,986	27,482	(44,972)	(382,281)	(76,898)

Net assets at beginning of year	409,881	1,356,934	622,243	80,384	728,862	1,029,935
Net assets at end of year	$367,878	$1,566,920	$649,725	$35,412	$346,581	$953,037

See accompanying notes.

UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements

December 31, 2010

1. Organization

UBS Life Insurance Company USA Separate Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by UBS Life Insurance Company USA (the Company), a wholly owned subsidiary of PaineWebber Life Holdings, Inc., who in turn is a wholly owned subsidiary of UBS AG. The Account exists in accordance with rules and regulations of the California Insurance Department as a funding vehicle for individual variable annuity contracts issued by the Company.

At the direction of eligible contract owners, at December 31, 2010, the Account invests in six investment divisions which, in turn, own shares of the following portfolios of AllianceBernstein Variable Products Series Fund, Inc., an open-end registered investment company (mutual fund):

Division	Invests Exclusively in Shares of

Growth and Income	Growth and Income Portfolio
Growth	Growth Portfolio
International Growth	International Growth Portfolio
Money Market	Money Market Portfolio
Balanced Wealth Strategy	Balanced Wealth Strategy Portfolio
Intermediate Bond	Intermediate Bond Portfolio

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

The Company has elected to terminate sales efforts of the variable annuities. As a result, the Account is no longer available to new contract owners; however, existing contract owners may continue to allocate existing funds between divisions.

2. Significant Accounting Policies

Investment Operations

Investments are stated at the closing net asset values per share of each of the respective portfolios, which value their investment securities at fair value. The average cost method is used to determine realized gains and losses and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

2. Significant Accounting Policies (continued)

Investment Operations (continued)

Dividends and realized gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in additional shares of the underlying mutual fund.

Annuity Reserves

Net assets allocated to contracts in the annuitization (payout) period are computed according to the Individual Annuity Valuation 1983 Table using an assumed interest rate of 4%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amount required, transfers may be made to the Company.

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Fair Value

The Account follows Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. ASC 820 defines fair value as the price a participant would pay to acquire an asset or assume a liability in an orderly transaction between market participants on the measurement date. This statement established a fair value hierarchy that prioritizes the observable and unobservable inputs into three levels. Under this standard, the Company must determine the appropriate level in the fair value hierarchy for each fair value measurement.

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UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

2. Significant Accounting Policies (continued)

The three-tier hierarchy of inputs is outlined below:

•	Level 1: Unadjusted quoted prices in the active market.

•	Level 2: Inputs other than quoted prices within Level 1 that are observable for the security, either directly or indirectly.

•	Level 3: Inputs are unobservable and reflect assumptions on part of the reporting entity.

The Account’s investments in the funds are valued as Level 2. The funds are not traded in an active market; rather the Account purchases and redeems shares at net asset value. There were no transfers into or out of Level 2 during the year.

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and determined that no additional disclosures are required.

3. Expenses

The Company is compensated for mortality, distribution, and expense risks and enhanced death benefits by a charge equivalent to an annual rate of 1.60% (1.40% for contracts in the annuitization period) of the asset value of each contract sold subject to early withdrawal charges and 1.77% (1.65% for contracts in the annuitization period) of the asset value of each contract sold not subject to early withdrawal charges.

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UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

3. Expenses (continued)

An annual contract administration charge of $30 is deducted on the first valuation date on or after each contract anniversary prior to the annuity date. However, the Company has waived this charge. A transfer charge of $10 will be imposed on each transfer between divisions (portfolios) of the account in excess of 12 in any one contract year. However, the Company has waived this charge until further notice. A withdrawal transaction charge of the lesser of $25 or 2% of the amount withdrawn will be imposed on each withdrawal in excess of two per contract year. Contracts sold subject to early withdrawal charges are assessed a charge equal to 5% of the amount withdrawn for purchase payments made within a five-year period following the date the payment was received.

4. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

5. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments were as follows during the year ended December 31, 2010:

	Cost of	Proceeds
Division	Purchases	From Sales

Growth and Income	$–	$29,081
Growth	7,148	153,805
International Growth	12,734	39,779
Money Market	698	27,470
Balanced Wealth Strategy	9,074	69,802
Intermediate Bond	53,606	312,318

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UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

6. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

	Year Ended December 31, 2010			Year Ended December 31, 2009
			Net (Decrease)			Net (Decrease)
	Purchased	Redeemed	Increase	Purchased	Redeemed	Increase
Division:
Growth and Income	–	1,096	(1,096)	2,089	5,912	(3,823)
Growth	31,418	39,379	(7,961)	48,458	47,135	1,323
International Growth	12	1,827	(1,815)	13,033	13,114	(81)
Money Market	2,980	5,128	(2,148)	4,465	6,086	(1,621)
Balanced Wealth Strategy	72	3,243	(3,171)	1,166	28,005	(26,839)
Intermediate Bond	18,379	36,654	(18,275)	23,331	34,844	(11,513)

7. Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2010, 2009, 2008, 2007, and 2006, and investment income ratios and expense, investment income rating, and total return ratios for the years then ended:

Division	Units	Unit Value	Net Assets (000’s)	Investment Income Ratio (1)	Ratio of Expenses to Average Net Assets (2)	Total Return (3)

Global Bond (4)
Accumulation units with early withdrawal charges:
2007	39,775	$16.42	$653	3.29%	1.60%	8.60%
2006	50,219	15.12	759	1.63	1.60	3.35

Accumulation units without early withdrawal charges:
2007	1,065	15.78	17	3.29%	1.77%	8.38%
2006	4,067	14.56	59	1.63	1.77	3.19

Contracts in the annuitization period without early withdrawal charges:
2007	540	16.01	9	3.29%	1.65%	8.54%
2006	577	14.75	9	1.63	1.65	3.22

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UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

7. Unit Values (continued)

Division	Units	Unit Value	Net Assets (000’s)	Investment Income Ratio (1)	Ratio of Expenses to Average Net Assets (2)	Total Return (3)

Growth and Income
Accumulation units with early withdrawal charges:
2010	15,459	$22.46	$347	0.00%	1.60%	11.30%
2009	16,272	20.18	328	4.06	1.60	18.92
2008	21,407	16.97	363	4.58	1.60	(41.56)
2007	23,971	29.04	696	1.51	1.60	3.46
2006	54,504	28.07	1,529	1.44	1.60	15.42

Accumulation units without early withdrawal charges:
2010	1,401	22.42	31	0.00%	1.77%	11.10%
2009	1,615	20.18	33	4.06	1.77	18.71
2008	2,158	17.00	37	4.58	1.77	(41.66)
2007	2,760	29.14	80	1.51	1.77	3.26
2006	7,302	28.22	206	1.44	1.77	15.23

Contracts in the annuitization period with early withdrawal charges:
2010	–	23.14	–	0.00%	1.40%	11.52%
2009	–	20.75	–	4.06	1.40	19.18
2008	173	17.41	3	4.58	1.40	(41.46)
2007	343	29.74	10	1.51	1.40	3.66
2006	506	28.69	15	1.44	1.40	15.69

Contracts in the annuitization period without early withdrawal charges:
2010	267	22.83	6	0.00%	1.65%	11.20%
2009	335	20.53	7	4.06	1.65	18.88
2008	397	17.27	7	4.58	1.65	(41.58)
2007	460	29.56	14	1.51	1.65	3.36
2006	583	28.60	17	1.44	1.65	15.42

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UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

7. Unit Values (continued)

Division	Units	Unit Value	Net Assets (000’s)	Investment Income Ratio (1)	Ratio of Expenses to Average Net Assets (2)	Total Return (3)

Growth
Accumulation units with early withdrawal charges:
2010	99,011	$16.49	$1,632	0.27%	1.60%	13.26%
2009	106,913	14.56	1,557	0.00	1.60	31.17
2008	121,191	11.10	1,345	0.00	1.60	(43.40)
2007	127,873	19.61	2,508	0.00	1.60	11.23
2006	211,376	17.63	3,727	0.00	1.60	(2.65)

Accumulation units without early withdrawal charges:
2010	494	15.89	8	0.27%	1.77%	13.02%
2009	494	14.06	7	0.00	1.77	30.91
2008	494	10.74	5	0.00	1.77	(43.47)
2007	494	19.00	9	0.00	1.77	11.05
2006	36,620	17.11	627	0.00	1.77	(2.84)

Contracts in the annuitization period with early withdrawal charges:
2010	176	16.97	3	0.27%	1.40%	13.44%
2009	192	14.96	3	0.00	1.40	31.46
2008	456	11.38	5	0.00	1.40	(43.30)
2007	715	20.07	14	0.00	1.40	11.44
2006	968	18.01	17	0.00	1.40	(2.44)

Contracts in the annuitization period without early withdrawal charges:
2010	–	16.17	–	0.27%	1.65%	13.16%
2009	43	14.29	1	0.00	1.65	31.10
2008	77	10.90	1	0.00	1.65	(43.44)
2007	113	19.27	2	0.00	1.65	11.19
2006	222	17.33	4	0.00	1.65	(2.70)

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UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

7. Unit Values (continued)

Division	Units	Unit Value	Net Assets (000’s)	Investment Income Ratio (1)	Ratio of Expenses to Average Net Assets (2)	Total Return (3)

International Growth
Accumulation units with early withdrawal charges:
2010	38,614	$17.53	$677	2.01%	1.60%	11.09%
2009	40,145	15.78	633	5.02	1.60	37.34
2008	52,237	11.49	600	0.78	1.60	(49.65)
2007	58,642	22.82	1,338	1.23	1.60	20.30
2006	103,736	18.97	1,968	0.41	1.60	24.39

Accumulation units without early withdrawal charges:
2010	251	15.58	4	2.01%	1.77%	10.97%
2009	471	14.04	7	5.02	1.77	37.11
2008	1,412	10.24	14	0.78	1.77	(49.75)
2007	1,435	20.38	29	1.23	1.77	20.09
2006	33,635	16.97	571	0.41	1.77	24.23

Contracts in the annuitization period with early withdrawal charges:
2010	59	18.06	1	2.01%	1.40%	11.34%
2009	64	16.22	1	5.02	1.40	37.57
2008	70	11.79	1	0.78	1.40	(49.55)
2007	77	23.37	2	1.23	1.40	20.53
2006	85	19.39	2	0.41	1.40	24.69

Contracts in the annuitization period without early withdrawal charges:
2010	543	15.86	9	2.01%	1.65%	11.06%
2009	602	14.28	9	5.02	1.65	37.31
2008	665	10.40	7	0.78	1.65	(49.71)
2007	730	20.68	15	1.23	1.65	20.23
2006	780	17.20	13	0.41	1.65	24.37

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UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

7. Unit Values (continued)

Division	Units	Unit Value	Net Assets (000’s)	Investment Income Ratio (1)	Ratio of Expenses to Average Net Assets (2)	Total Return (3)

Money Market
Accumulation units with early withdrawal charges:
2010	708	$12.20	$9	0.01%	1.60%	(1.61)%
2009	2,856	12.40	35	0.22	1.60	(1.43)
2008	6,390	12.58	80	1.89	1.60	0.32
2007	6,602	12.54	83	4.35	1.60	2.70
2006	13,299	12.21	162	4.10	1.60	2.61

Accumulation units without early withdrawal charges:
2010	–	11.84	–	0.01%	1.77%	(1.74)%
2009	–	12.05	–	0.22	1.77	(1.55)
2008	–	12.24	–	1.89	1.77	0.08
2007	–	12.23	–	4.35	1.77	2.51
2006	1,653	11.93	20	4.10	1.77	2.40

Contracts in the annuitization period with early withdrawal charges:
2010	–	12.57	–	0.01%	1.40%	(1.41)%
2009	–	12.75	–	0.22	1.40	(1.16)
2008	–	12.90	–	1.89	1.40	0.47
2007	–	12.84	–	4.35	1.40	2.88
2006	433	12.48	5	4.10	1.40	2.80

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UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

7. Unit Values (continued)

Division	Units	Unit Value	Net Assets (000’s)	Investment Income Ratio (1)	Ratio of Expenses to Average Net Assets (2)	Total Return (3)

Balanced Wealth Strategy
Accumulation units with early withdrawal charges:
2010	13,803	$21.40	$295	2.56%	1.60%	8.85%
2009	16,436	19.66	323	1.10	1.60	22.88
2008	44,015	16.00	704	3.20	1.60	(31.30)
2007	47,644	23.29	1,110	2.65	1.60	1.39
2006	73,444	22.97	1,687	2.55	1.60	10.01

Accumulation units without early withdrawal charges:
2010	–	20.88	–	2.56%	1.77%	8.69%
2009	434	19.21	8	1.10	1.77	22.67
2008	491	15.66	8	3.20	1.77	(31.44)
2007	537	22.84	12	2.65	1.77	1.24
2006	10,178	22.56	230	2.55	1.77	9.83

Contracts in the annuitization period with early withdrawal charges:
2010	358	22.05	8	2.56%	1.40%	9.05%
2009	391	20.22	8	1.10	1.40	23.14
2008	621	16.42	10	3.20	1.40	(31.18)
2007	737	23.86	18	2.65	1.40	1.62
2006	850	23.48	20	2.55	1.40	10.23

Contracts in the annuitization period without early withdrawal charges:
2010	298	21.27	6	2.56%	1.65%	8.80%
2009	370	19.55	7	1.10	1.65	22.88
2008	434	15.91	7	3.20	1.65	(31.39)
2007	502	23.19	12	2.65	1.65	1.35
2006	627	22.88	14	2.55	1.65	10.00

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UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

7. Unit Values (continued)

Division	Units	Unit Value	Net Assets (000’s)	Investment Income Ratio (1)	Ratio of Expenses to Average Net Assets (2)	Total Return (3)

Intermediate Bond
Accumulation units with early withdrawal charges:
2010	44,704	$15.98	$714	5.54%	1.60%	7.46%
2009	62,877	14.87	935	3.87	1.60	16.63
2008	78,006	12.75	994	2.86	1.60	(7.88)
2007	43,277	13.84	599	4.70	1.60	3.21
2006	70,161	13.41	941	4.16	1.60	2.29

Accumulation units without early withdrawal charges:
2010	217	15.52	3	5.54%	1.77%	7.33%
2009	217	14.46	3	3.87	1.77	16.43
2008	1,390	12.42	17	2.86	1.77	(8.07)
2007	149	13.51	2	4.70	1.77	3.05
2006	11,753	13.11	154	4.16	1.77	2.10

Contracts in the annuitization period with early withdrawal charges:
2010	–	16.46	–	5.54%	1.40%	7.65%
2009	–	15.29	–	3.87	1.40	16.90
2008	310	13.08	4	2.86	1.40	(7.69)
2007	478	14.17	7	4.70	1.40	3.43
2006	974	13.70	13	4.16	1.40	2.47

Contracts in the annuitization period without early withdrawal charges:
2010	916	15.80	14	5.54%	1.65%	7.41%
2009	1,017	14.71	15	3.87	1.65	16.56
2008	1,122	12.62	14	2.86	1.65	(7.88)
2007	563	13.70	8	4.70	1.65	3.09
2006	602	13.29	8	4.16	1.65	2.23

1104-1246677

UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

7. Unit Values (continued)

(1)
These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. For periods where contracts have not been outstanding for the entire year, average net assets have been calculated from the date operations commenced through the end of the reporting period. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest.

(2)
These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods when contracts have not been outstanding for the entire year, total return amounts have not been annualized.

(4)
In April 2008, the AllianceBernstein Variable Products Series Fund, Inc., Board of Directors voted to merge their Global Bond Portfolio with the U.S. Government/High Grade Securities Portfolio and concurrently change the name to Intermediate Bond Portfolio.  Effective with the merger, (1) all assets of the Global Bond Division were transferred to the Intermediate Bond Division (formerly the U.S. Government/High Grade Division); (2) the Global Bond Division of the Account ceased to exist.  Information presented for the periods prior to the merger have not been restated.

1104-1246677

[Ernst & Young LLP]